UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07264
Investment Company Act File Number
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Greater China Growth Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
China — 52.6%
Automobiles — 2.0%
Dongfeng Motor Group Co., Ltd., Class H	2,110,000	$3,169,071

		$3,169,071

Commercial Banks — 6.4%
China Construction Bank Corp., Class H	6,501,110	$4,623,315
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	5,652,192

		$10,275,507

Communications Equipment — 4.2%
AAC Technologies Holdings, Inc.	1,470,000	$3,544,906
ZTE Corp., Class H	1,030,320	3,152,521

		$6,697,427

Computers & Peripherals — 2.1%
Lenovo Group, Ltd.	4,602,000	$3,280,570

		$3,280,570

Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group, Inc. ADR(1)	96,800	$2,443,232

		$2,443,232

Diversified Telecommunication Services — 1.1%
China Unicom (Hong Kong), Ltd.	772,000	$1,676,055

		$1,676,055

Energy Equipment & Services — 1.7%
China Oilfield Services, Ltd., Class H	1,730,000	$2,670,182

		$2,670,182

Food Products — 2.0%
Uni-President China Holdings, Ltd.	1,237,000	$687,963
Want Want China Holdings, Ltd.	2,485,000	2,587,764

		$3,275,727

Hotels, Restaurants & Leisure — 1.1%
Home Inns & Hotels Management, Inc. ADR(1)	55,300	$1,717,618

		$1,717,618

Insurance — 3.3%
China Life Insurance Co., Ltd., Class H	509,000	$1,368,840
China Pacific Insurance (Group) Co., Ltd., Class H	255,000	733,830
PICC Property & Casualty Co., Ltd., Class H	626,000	848,360
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,306,044

		$5,257,074

Internet Software & Services — 4.4%
Baidu, Inc. ADR(1)	24,400	$3,196,156
Tencent Holdings, Ltd.	200,800	3,916,540

		$7,112,696

Machinery — 1.7%
Sany Heavy Equipment International Holdings Co., Ltd.	2,910,000	$2,759,357

		$2,759,357

Security	Shares	Value
Media — 0.7%
Focus Media Holding, Ltd. ADR(1)	63,700	$1,179,724

		$1,179,724

Metals & Mining — 2.3%
Zhaojin Mining Industry Co., Ltd., Class H	968,000	$1,690,350
Zijin Mining Group Co., Ltd., Class H	4,386,000	1,960,471

		$3,650,821

Oil, Gas & Consumable Fuels — 7.7%
China Shenhua Energy Co., Ltd., Class H	770,000	$3,398,782
CNOOC, Ltd.	2,726,000	5,287,969
PetroChina Co., Ltd., Class H	2,880,000	3,739,854

		$12,426,605

Real Estate Management & Development — 2.7%
China Overseas Land & Investment, Ltd.	862,000	$1,521,590
Longfor Properties Co., Ltd.	2,415,000	2,862,858

		$4,384,448

Specialty Retail — 3.0%
Belle International Holdings, Ltd.	1,784,000	$3,432,467
China ZhengTong Auto Services Holdings, Ltd.(1)	1,403,000	1,429,212

		$4,861,679

Wireless Telecommunication Services — 4.7%
China Mobile, Ltd.	767,000	$7,573,659

		$7,573,659

Total China (identified cost $86,284,032)		$84,411,452

Hong Kong — 22.0%
Commercial Banks — 2.3%
BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,362,067
Hang Seng Bank, Ltd.	107,600	1,327,563

		$3,689,630

Distributors — 2.6%
Li & Fung, Ltd.	2,050,000	$4,264,793

		$4,264,793

Diversified Financial Services — 1.1%
Hong Kong Exchanges and Clearing, Ltd.	103,000	$1,702,010

		$1,702,010

Electric Utilities — 1.0%
Power Assets Holdings, Ltd.	209,500	$1,569,725

		$1,569,725

Hotels, Restaurants & Leisure — 0.9%
Sands China, Ltd.(1)	478,000	$1,430,376

		$1,430,376

Household Durables — 0.3%
Techtronic Industries Co., Ltd.	490,000	$449,824

		$449,824

Industrial Conglomerates — 1.9%
Hutchison Whampoa, Ltd.	357,000	$3,135,443

		$3,135,443

Security	Shares	Value
Insurance — 2.3%
AIA Group, Ltd.	1,174,200	$3,698,453

		$3,698,453

Real Estate Management & Development — 6.3%
Cheung Kong (Holdings), Ltd.	274,000	$3,163,053
Sun Hung Kai Properties, Ltd.	211,331	2,613,502
Swire Pacific, Ltd., Class A	192,000	2,343,847
Wharf Holdings, Ltd. (The)	406,000	1,978,986

		$10,099,388

Semiconductors & Semiconductor Equipment — 0.8%
ASM Pacific Technology, Ltd.	123,800	$1,376,912

		$1,376,912

Specialty Retail — 1.4%
Emperor Watch & Jewellery, Ltd.	14,900,000	$2,182,499

		$2,182,499

Textiles, Apparel & Luxury Goods — 1.1%
Stella International Holdings, Ltd.	758,000	$1,767,957

		$1,767,957

Total Hong Kong (identified cost $40,776,938)		$35,367,010

Singapore — 1.8%
Industrial Conglomerates — 1.8%
Jardine Matheson Holdings, Ltd.	57,200	$2,893,005

		$2,893,005

Total Singapore (identified cost $2,891,426)		$2,893,005

Taiwan — 23.6%
Capital Markets — 1.3%
Yuanta Financial Holding Co., Ltd.(1)	4,174,770	$2,091,739

		$2,091,739

Chemicals — 2.0%
Formosa Plastics Corp.	1,167,000	$3,149,010

		$3,149,010

Commercial Banks — 1.9%
Chinatrust Financial Holding Co., Ltd.	5,483,103	$3,115,456

		$3,115,456

Computers & Peripherals — 1.6%
Catcher Technology Co., Ltd.	363,000	$1,773,803
Quanta Computer, Inc.	364,000	732,635

		$2,506,438

Electronic Equipment, Instruments & Components — 3.7%
Hon Hai Precision Industry Co., Ltd.	1,067,580	$2,903,259
Synnex Technology International Corp.	1,248,357	2,992,180

		$5,895,439

Food & Staples Retailing — 1.1%
President Chain Store Corp.	341,000	$1,718,612

		$1,718,612

Security	Shares	Value
Health Care Equipment & Supplies — 1.0%
St. Shine Optical Co., Ltd.	141,000	$1,607,751

		$1,607,751

Marine — 0.9%
First Steamship Co., Ltd.	1,095,000	$1,512,039

		$1,512,039

Multiline Retail — 1.3%
Far Eastern Department Stores, Ltd.	1,680,840	$2,150,437

		$2,150,437

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Semiconductor Engineering, Inc.	2,124,995	$1,921,994
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	8,751,562

		$10,673,556

Wireless Telecommunication Services — 2.2%
Taiwan Mobile Co., Ltd.	1,074,600	$3,458,058

		$3,458,058

Total Taiwan (identified cost $40,711,057)		$37,878,535

Total Common Stocks — 100.0% (identified cost $170,663,453)		$160,550,002

Other Assets, Less Liabilities — 0.0%(2)		$66,039

Net Assets — 100.0%		$160,616,041

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security

(2)		Amount is less than 0.05%

The Portfolio did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,409,702

Gross unrealized appreciation	$11,167,743
Gross unrealized depreciation	(22,027,443)

Net unrealized depreciation	$(10,859,700)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$5,340,574	$20,276,636		$—	$25,617,210
Consumer Staples	—	4,994,339		—	4,994,339
Energy	—	15,096,787		—	15,096,787
Financials	—	44,313,705		—	44,313,705
Health Care	—	1,607,751		—	1,607,751
Industrials	—	10,299,844		—	10,299,844
Information Technology	3,196,156	34,346,882		—	37,543,038
Materials	—	6,799,831		—	6,799,831
Telecommunication Services	—	12,707,772		—	12,707,772
Utilities	—	1,569,725		—	1,569,725

Total Common Stocks	$8,536,730	$152,013,272	*	$—	$160,550,002

Total Investments	$8,536,730	$152,013,272		$—	$160,550,002

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: January 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: January 25, 2012